Property, Plant And Equipment (Schedule of Changes in the Amount of Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At cost:
Beginning balance	€ 622,824	€ 541,320
Capital expenditures	68,162	89,219
Acquisition		11,525
Impairment	0	(8,038)	0
Retirements and sales	(10,531)	(40,053)
Reclassification	(320)	0
Foreign currency translation effect	(16,626)	28,851
Ending balance	663,509	622,824	541,320
Accumulated depreciation:
Beginning balance	362,644	343,383
Depreciation for the year	47,702	39,985
Retirements and sales	(9,639)	(36,230)
Reclassification	(320)
Foreign currency translation effect	(12,314)	15,506
Ending balance	388,073	362,644	343,383
Long-lived assets	275,436	260,180	197,937
Land, Buildings And Leasehold Improvements [Member]
At cost:
Beginning balance	167,874	131,431
Capital expenditures	23,355	38,993
Acquisition		276
Impairment		(1,416)
Retirements and sales	(278)	(9,361)
Reclassification	428	(235)
Foreign currency translation effect	(3,499)	8,186
Ending balance	187,880	167,874
Accumulated depreciation:
Beginning balance	77,096	74,216
Depreciation for the year	12,420	9,170
Retirements and sales	(81)	(9,310)
Reclassification	3
Foreign currency translation effect	(2,061)	3,020
Ending balance	87,377	77,096
Long-lived assets	100,503	90,778
Machinery, Equipment, Furniture And Fixtures [Member]
At cost:
Beginning balance	454,950	409,889
Capital expenditures	44,807	50,226
Acquisition		11,249
Impairment		(6,622)
Retirements and sales	(10,253)	(30,692)
Reclassification	(748)	235
Foreign currency translation effect	(13,127)	20,665
Ending balance	475,629	454,950
Accumulated depreciation:
Beginning balance	285,548	269,167
Depreciation for the year	35,282	30,815
Retirements and sales	(9,558)	(26,920)
Reclassification	(323)
Foreign currency translation effect	(10,253)	12,486
Ending balance	300,696	285,548
Long-lived assets	€ 174,933	€ 169,402